Income Tax (Details) - Schedule of income tax rate reconciliation percent	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Schedule Of Income Tax Rate Reconciliation Percent [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit			0.00%
Deferred tax liability change in rate			0.00%
Transaction costs warrants			(0.05%)
Change in FV warrants			(4.80%)
Meals & entertainment			0.00%
Valuation allowance			16.15
Income tax provision expense/(benefit)			0.00%